Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Pear Tree Funds
Central Index Key	dei_EntityCentralIndexKey	0000722885
Document Creation Date	dei_DocumentCreationDate	Feb. 04, 2019
Document Effective Date	dei_DocumentEffectiveDate	Feb. 04, 2019
Prospectus Date	rr_ProspectusDate	Jan. 31, 2019